Share-based Compensation - Schedule of Information Relating to Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Exercise price one
Options outstanding as of December 31, 2019
Number of Shares | shares	62,500
Exercise Price per Share | $ / shares	$ 1.71
Remaining Contractual Life	7 years 18 days
Options exercisable as of December 31, 2019
Number of Shares | shares	35,416
Exercise Price per Share | $ / shares	$ 1.71
Remaining Contractual Life	7 years 18 days
Exercise price two
Options outstanding as of December 31, 2019
Number of Shares | shares	320,000
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	8 years 10 months 6 days
Options exercisable as of December 31, 2019
Number of Shares | shares	86,666
Exercise Price per Share | $ / shares	$ 0.58
Remaining Contractual Life	8 years 10 months 6 days
Exercise price three
Options outstanding as of December 31, 2019
Number of Shares | shares	20,000
Exercise Price per Share | $ / shares	$ 0.53
Remaining Contractual Life	9 years 2 months 15 days
Exercise price four
Options outstanding as of December 31, 2019
Number of Shares | shares	402,500
Exercise Price per Share | $ / shares	$ 0.75
Remaining Contractual Life	8 years 7 months 2 days
Options exercisable as of December 31, 2019
Number of Shares | shares	122,082
Exercise Price per Share | $ / shares	$ 0.90
Remaining Contractual Life	8 years 3 months 29 days